FIXED ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2017
FIXED ASSETS - NET [Abstract]
Schedule of fixed assets
Fixed assets, including those held under capital leases, consist of the following:

in millions of $	As of December 31,
	2016	2017

Land and buildings	220.8	262.2
Plant and machinery	539.8	620.5
Furniture, fixtures and office equipment	15.5	18.2
Others	0.8	1.0
	776.9	901.9
Less:
Accumulated depreciation	(115.2)	(193.2)
	661.7	708.7
Construction-in-progress	93.8	128.9

	755.5	837.6